Note 8 - Leases	9 Months Ended
Sep. 30, 2025
Leases [Abstract]
Note 8 - Leases

Note 8 - Leases

Lessor- Operating leases

The Company’s Block 40 property is leased to tenants primarily under non-cancelable operating leases. Future minimum lease payments to be received under non-cancelable operating leases as of September 30, 2025 are as follows:

Reminder of 2025	$1,725,506
2026	2,710,525
2027	879,112
2028	894,416
2029	913,319
Thereafter	3,251,053
Total future minimum lease payments	$10,373,932

The future minimum lease payments in the table above excludes tenant reimbursements of operating expenses, and the amortization of above/below-market lease intangibles.